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     SUPPLEMENT NO. 3 dated December 20, 2002

TO   PROSPECTUS dated March 1, 2002


FOR  STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
     A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

     AVAILABILITY OF SHARES

     At the present time, Class B, Class B(1) and Class C shares of the fund are not being offered for sale, except through reinvestment of dividends and distributions or through exchanges from existing Class B, Class B(1) or Class C accounts of the State Street Research Funds.

     The fund reserves the right to accept new investments or suspend the sale of shares from time to time without further notice or supplement to the prospectus.

     For further information, please contact your broker or other financial professional or call the State Street Research Service Center at 1-87-SSR-FUNDS (1-877-773-8637).


[STATE STREET RESEARCH LOGO]
                                                                    IE-6974-1202
                                                 Control Number: (exp0303)SSR-LD